FINANCIAL INSTRUMENTS - Schedule of Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 23,945	$ 80,637
Financial liabilities	27,572	39,066
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	49,246	46,765
Financial liabilities	$ 361,731	$ 357,205